Filed Pursuant to Rule 497

File No. 333-176316

AMERICAN REAL ESTATE INCOME FUND

(the “Fund”)

Supplement No. 3 dated April 24, 2015 to the Fund’s Prospectus and Statement of Additional Information (“SAI”) dated April 9, 2014, as supplemented September 22, 2014 and March 6, 2015

This Supplement contains new and additional information that supersedes any contrary information contained in the Fund’s current Prospectus and SAI, as amended and further supplemented, and should be read in conjunction with the Prospectus and SAI. Terms not defined herein shall have the meanings ascribed to them in the Prospectus and SAI.

Board Changes

Effective April 10, 2015, William M. Kahane resigned as Trustee of the Board of Trustees (the “Board”) of American Real Estate Income Fund (the “Fund”). Effective April 10, 2015, the Fund’s Board appointed John H. Grady, the Trust’s President, Treasurer and Secretary as a Trustee of the Fund and as Chairman of the Board. Accordingly, the disclosure in the Prospectus and SAI is revised as follows:

•	All references to William M. Kahane as Trustee are hereby deleted in their entirety.

Prospectus Updates

Prospectus Summary

•	The eighth and ninth sentences of the bullet point “Conflicts Associated with Investments in ARC REITs” under the sub-heading “Conflicts of Interest” on page 10 of the Prospectus are deleted and replaced in their entirety with the following:

“In addition, ARC played a significant role in the formation of the Fund, and a representative of ARC (Mr. John H. Grady) is a trustee of the Fund and the Chairman of the Board. Mr. Nicholas S. Schorsch and Mr. William M. Kahane are each considered to be a control person of ARC and its affiliates.”

•	The third sub-bullet point under the bullet point “Conflicts Associated with Investments in ARC REITs” under the sub-heading “Conflicts of Interest” on page 10 of the Prospectus is deleted and replaced in its entirety with the following:

“With the exception of Mr. Grady, the other two trustees of the Fund are independent persons of both the Advisor and ARC.”

Risk Factors

•	The ninth and tenth sentences of the bullet point “Conflicts Associates with Investments in ARC REITS” under the sub-heading “Conflicts of Interest” on pages 31 and 32 of the Prospectus are deleted and replaced in their entirety with the following:

“In addition, ARC played a significant role in the formation of the Fund, and a representative of ARC (Mr. John H. Grady) is a trustee of the Fund and the Chairman of the Board. Mr. Nicholas S. Schorsch and Mr. William M. Kahane are each considered to be a control person of ARC and its affiliates.”

•	The third sub-bullet point under the bullet point “Conflicts Associated with Investments in ARC REITS” under the sub-heading “Conflicts of Interest” on page 32 of the Prospectus is deleted and replaced in its entirety with the following:

“With the exception of Mr. Grady, the other two trustees of the Fund are independent persons of both the Advisor and ARC.”

SAI Updates

Management of the Fund

•	The first sentence in the first paragraph under the sub-heading “Board Leadership Structure” on page 10 of the SAI is deleted and replaced in its entirety with the following:

“The Board is led by Mr. John H. Grady, who has served as Chairman of the Board since April 2015.”

•	The first sentence in the second paragraph under the sub-heading “Board Leadership Structure” on page 10 of the SAI is deleted and replaced in its entirety with the following:

“Mr. Grady may be deemed to be an interested person of the Trust by virtue of his senior management roles at the Sub-Advisor and ARC, which is an affiliate of the Sub-Advisor and under common control with the Administrator and the Distributor.”

•	The fifth sentence in the second paragraph under the sub-heading “Board Leadership Structure” on page 10 of the SAI is deleted and replaced in its entirety with the following:

“The Independent Trustees also meet quarterly in executive session without Mr. Grady.”

•	The following entry for John H. Grady is added to the “Interested Trustee” portion of the table under the sub-heading “Trustees” on page 12 of the SAI:

“Name, Address* and Age	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios Overseen in Fund Complex*** by Trustee	Other Directorships Held by Trustee During Last Five Years
John H. Grady Age 53	Trustee and Chairman since 2015	Chairman and Interested Trustee, Realty Capital Income Funds Trust from April 2015 to present; President, Realty Capital Income Funds Trust from 2013 to present; President, National Fund Advisors, LLC from October 2012 to present; President, American National Stock Transfer, LLC from October 2012 to September 2014; Chief Strategy and Risk Officer, RCS Capital Corporation from October 2014 to present; Chief Operating Officer, Realty Capital Securities from October 2012 to September 2014; Chief Compliance Officer, Business Development Corporation of America, from October 2012 to April 2015; Chief Compliance Officer, BDCA Adviser, LLC, from October 2012 to March 2015; General Counsel and Chief Operating Officer, Steben & Company (firm operated and distributed commodity pools using managed futures strategies), from December 2009 to September 2012.	1	Realty Capital Income Funds Trust April 2015 to present”

•	The footnotes to table under the sub-heading “Trustees” on page 12 of the SAI are deleted and replaced in their entirety with the following:

“* The address for each trustee listed above is 405 Park Avenue, 14th Floor, New York, NY 10022.

** The term of office for each trustee listed above will continue indefinitely.

*** The term “Fund Complex” refers to the American Real Estate Income Fund.

**** Mr. Grady is an “interested person” of the Fund, as such term is defined in the 1940 Act.”

•	The following entry is added under the sub-heading “Trustees” on page 14 of the SAI:

“John H. Grady

Mr. John H. Grady has served as the trustee and chairman of the board of Realty Capital Income Funds Trust (“RCIFT”) since April 2015. Mr. Grady has also served as the President of RCIFT since 2013. Mr. Grady has served as the President of National Fund Advisors, LLC since October 2012. In addition, Mr. Grady has served as the Chief Strategy and Risk Officer of RCS Capital Corporation since October 2014. Mr. Grady serves as the Chief Operating Officer of Realty Capital Securities, LLC from October 2012 to September 2014. He also served as the President of American National Stock Transfer, LLC from October 2012 to September 2014. Mr. Grady served as the Chief Compliance Officer of Business Development Corporation of America from October 2012 to April 2015. Additionally, he served as the Chief Compliance Officer of BDCA Adviser, LLC from October 2012 to March 2015. Before joining ARC, Mr. Grady was the General Counsel and Chief Operating Officer of Steben & Company from December 2009 to September 2012. Mr. Grady also served as the Senior Adviser for Coil Investment Group from 2008 to 2009. Mr. Grady was the Chief Executive Officer and President of Nationwide Funds Group from 2006 to 2008. He previously worked at Turner Investment Partners/Constellation Funds Group from 2001 to 2006, and was partner with the law firm of Morgan, Lewis & Bockius LLP from 1995 to 2001. Mr. Grady graduated from Colgate University in 1982 and received a J.D. in 1985 from the University of Pennsylvania Law School. The Fund believes that Mr. Grady’s current and prior experience as an executive officer at a number of entities in the securities industry, as well as his approximately 30 years as a practicing attorney, make him well qualified to serve as trustee and Chairman of the Board.”

•	The entry for John H. Grady in the table under the sub-heading “Officers” on page 15 of the SAI is deleted and replaced in its entirety with the following:

“Name, Address* and Age	Position/Term of Office**	Principal Occupation During the Past Five Years
John H. Grady Age 53	President, Treasurer and Secretary	Chairman and Interested Trustee, Realty Capital Income Funds Trust from April 2015 to present; President, Realty Capital Income Funds Trust from 2013 to present; President, National Fund Advisors, LLC from October 2012 to present; President, American National Stock Transfer, LLC from October 2012 to September 2014; Chief Strategy and Risk Officer, RCS Capital Corporation from October 2014 to present; Chief Operating Officer, Realty Capital Securities from October 2012 to September 2014; Chief Compliance Officer, Business Development Corporation of America, from October 2012 to April 2015; Chief Compliance Officer, BDCA Adviser, LLC, from October 2012 to March 2015; General Counsel and Chief Operating Officer, Steben & Company (firm operated and distributed commodity pools using managed futures strategies), from December 2009 to September 2012.”

•	The footnotes to the table under the sub-heading “Officers” on page 15 of the SAI are deleted and replaced in their entirety with the following:

“* The address for each officer listed above is 405 Park Avenue, 14th Floor, New York, NY 10022.

** The term of office for each officer listed above will continue indefinitely.”

•	The following entry for John H. Grady is added to the “Interested Trustee” portion of the table setting forth the trustee ownership interests in the Fund under the sub-heading “Trustee Ownership” on page 16 of the SAI:

“Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
John H. Grady*	None	None

*Mr. Grady joined the Board effective April 10, 2015.”

•	The third sentence under the sub-heading “Compensation” on page 16 of the SAI is deleted and replaced in its entirety with the following:

“Neither Mr. Grady nor any of the executive officers receive compensation from the Trust.”

Please Retain this Supplement for Future Reference